SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

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FORM N-CSRS

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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.

(Exact name of registrant as specified in charter)

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245 Sunrise Ave.

Palm Beach, FL 33480

(Address of principal executive offices) (Zip code)

Irving Levine, President

245 Sunrise Ave.

Palm Beach, FL 33480

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-561-665-8050

DATE OF FISCAL YEAR END: FEBRUARY 29, 2004

DATE OF REPORTING PERIOD: FEBRUARY 29, 2004

ITEM 1. REPORTS TO SHAREHOLDERS

Annual Report

February 29, 2004

COPLEY FUND, INC.

A No-Load Fund

Copley Fund, Inc.

Copley Financial Services Corp. - Investment Manager

PO Box 3287, Fall River, Massachusetts 02722, (508)674-8459

April 2004

Dear Fellow Shareholder:

We feel it is time to reiterate the primary purpose and philosophy of Copley Fund, Inc. Copley was founded in 1978 not to compete with other funds (as our structure is different) but to create as safe a method as possible to invest in common stocks and the country with as little risk as possible but with an opportunity for sane and safe growth. This we have accomplished-starting at $3.00 per share and at the present more than $39.00 per share.

The thrust of our dividend income monthly insures growth of net asset value and serves as a floor during market down turns.

The tax reduction of dividend income for individuals to 15% has made dividend paying stocks more valuable. In our last letter to shareholders we disclosed the proliferation of dividend income funds amounting to many billions of dollars. These funds had to invest in Copley's type of stocks. Thus in the two months of 2004 at the end of our fiscal year we gained 4.11%. More of these funds are coming on stream. Thus we expect the present growth trend to continue.

As you know Copley does not distribute dividends or capital gains as all other funds do. Thus our shareholders do not pay taxes unless they choose to redeem. This means that on average on an after tax basis we are better than most other funds by approximately 3% which distribute dividends and capital gains and which an individual is taxed.

We do hope Congress does not put too much of a burden on Funds and shareholders because of the transgressions of a few bad apples. It simply is not fair to the ethical funds and shareholders to pay the extra expenses that Congress is contemplating.

We will continue our same investment approach as of the last 26 years which has resulted in the following performance.

1984* +23.9% (Top performing Fund in 1984)

1985 +25%

1986 +18%

1987 -8%

1988 +20%

1989 +16%

1990 -2%

1991 +18%

1992 +18%

1993 +10%

1994 -7%

1995 +26%

1996 + 5%

1997 +25%

1998 +14%

1999 -6.86%

2000 +22.50%

2001 -9.30%

2002 -13.9%

2003 +14.31%

2004 +4.11% (as of February 29, 2004)

Regarding our operating division, we are adding more types of merchandise such as belts which we believe will add to our volume.

Thus we are optimistic for Copley Fund, Inc. during the coming year.

Our thanks to our Board and our shareholders for their support through our twenty-six years of operation.

Cordially yours,

/s/ Irving Levine

Irving Levine

PRESIDENT

P.S. The Wall Street Journal no longer lists Copley Fund under Mutual Funds as its minimum assets listing is one hundred million dollars. However, one can get our net asset value daily over the internet.

Copley Fund, Inc. Per Share ValueCALENDAR YEARS ENDED DECEMBER 31, 2003PERIOD ENDED FEBRUARY 29, 2004

Year Per Share Value

1981 4.531982 5.431983 6.061984 7.511985 9.361986 11.001987 10.111988 12.121989 14.28

1990 14.06

1991 16.47

1992 19.38

1993 21.35

1994 19.71

1995 24.65

1996 26.05

1997 32.58

1998 37.04

1999 34.50

2000 42.26

2001 38.33

2002 32.99

2003 37.71

2004 39.26(As of February 29, 2004)

INDEPENDENT AUDITOR'S REPORT

Shareholders and Board of Directors

Copley Fund, Inc.

Palm Beach, Florida

I have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Copley Fund, Inc., as of February 29, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the supplemental information. These financial statements and supplemental information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplemental information based upon my audit.

I conducted my audit in accordance with auditing standards accepted in the United States of America. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at February 29, 2004, by receipt of correspondence from the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion, the financial statements and supplementary information referred to above present fairly, in all material respects, the financial position of the Copley Fund, Inc., as of February 29, 2004, the results of its operations for the year then ended, the changes in its net assets, and the supplemental information, in conformity with accounting principles generally accepted in the United States of America.

ROY G. HALECertified Public AccountantLa Plata, MarylandApril 20, 2004

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 29, 2004

Shares Value

COMMON STOCKS-91.20%

BANKING-7.31%

Bank of America Corp 10,000 $ 819,200

J.P Morgan Chase & Company 42,000 1,722,840

KeyCorp 15,000 486,300

PNC Financial Services Group 35,000 2,051,700

5,080,040

DIVERSIFIED UTILITY COMPANIES-8.65%

Alliant Energy Corp. 20,000 515,000

Dominion Resources, Inc. 30,000 1,884,900

FPL Group 55,000 3,610,750

5,012,750

DRUG COMPANIES-5.59%

Bristol Myers Squibb Co. 100,000 2,782,000

Pfizer, Inc. 30,000 1,099,500

3,881,500

ELECTRIC AND GAS-15.72%

American Electric Power 35,000 1,207,500

Cinergy Corp. 35,000 1,371,650

First Energy Corp. 40,000 1,545,200

Great Plains Energy, Inc. 40,000 1,386,000

Progress Energy, Inc. 40,000 1,846,400

Public Service Enterprise Group 15,000 707,100

SCANA, Corp. 50,000 1,749,500

Sempra Energy, Inc. 35,000 1,109,500

$ 10,922,850

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 29, 2004

Shares Value

ELECTRIC POWER COMPANIES-13.09%

Ameren Corporation 30,000 1,422,000

DTE Energy Company 55,000 2,225,300

Exelon Corporation 11,600 778,824

Nstar 25,000 1,278,750

PP&L Corp. 50,000 2,326,500

Southern Company 35,000 1,061,200

9,092,574

GAS UTILITIES & SUPPLIES-1.69%

Delta Natural Gas Co. 20,000 514,600

Energy East Corp. 40,000 966,400

Keyspan Energy Corp. 45,000 1,710,000

New Jersey Resources Corp. 37,500 1,458,750

Northwest Natural Gas Co. 40,000 1,278,800

Peoples Energy Corp. 40,000 1,783,600

WGL Holdings Corp. 38,000 1,101,240

8,813,390

HEALTH CARE PRODUCTS-1.09%

Zimmer Holdings, Inc. 10,000 756,400

INSURANCE-3.87%

Arthur J. Gallagher & Company 80,000 756,400

OILS-13.40%

BP Amoco PLC. 25,500 1,254,600

Chevron Texaco Corp. 23,100 2,040,885

Exxon-Mobil Corp. 106,086 4,473,647

Sunoco, Inc. 25,000 1,537,750

$ 9,306,632

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

PORTFOLIO OF INVESTMENTS

February 29, 2004

Shares Value

RETAIL-1.71%

Wal-Mart Stores, Inc. 20,000 $ 1,191,200

TELEPHONE-8.08%

Bell South Corp. 20,000 551,200

SBC Communications, Inc. 60,430 1,450,924

Verizon Communications, Inc. 94,232 3,611,913

5,614,037

Total Common Stocks (Cost $28,481,962) 63,361,273

PREFERRED STOCK-0.68%

Franklin PR.(Cost $475,000) 4,750 475,000

Total value of investments(Cost $28,956,962) 63,836,273

Excess of cash and other assets over liabilities 5,636,703

NET ASSETS $69,472,976

Federal Tax Information: At February 29, 2004, the net unrealized appreciation based on cost for Federal income tax purposes of $28,956,962 was as follows:

Aggregate gross unrealized appreciation for

all investments for which there was an

excess of value over cost $ 34,879,311

Aggregate gross unrealized depreciation for

all investments for which there was an

excess of cost over value (0)

Net unrealized appreciation $ 34,879,311

============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

February 29, 2004

ASSETS

Investments in securities, at

value (identified cost $28,956,962)

(Note 1) $ 63,836,273

Cash 6,216,247

Receivables:

Subscriptions $ 953

Trade (Notes 5&6 17,397

Dividends and interest 195,838 214,188

Inventory (Notes 1, 5 & 6) 175,825

Prepaid Expenses 108

Total Assets 70,442,641

LIABILITIES

Payables:

Trade 30,980

Accrued income taxes-current 54,564

Accrued expenses 59,649

Deferred income taxes (Notes 1 & 2) 824,472

Total Liabilities 969,665

Commitments and Contingencies (Note 7)

Net Assets $ 69,472,976

=============

Net assets consist of:

Capital paid in $ 5,511,475

Undistributed net investment and

operating income 27,799,949

Accumulated net realized gain on

investment transactions 1,282,241

Net unrealized appreciation in

value of investments (Note 2) 34,879,311

Total $ 69,472,976

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Net Asset Value, Offering and

Redemption Price Per Share

(1,769,503 shares of $1.00 par

value capital stock outstanding) $39.26

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF OPERATIONS

February 29, 2004

Investment Income (Note 1)

Income:

Dividend $ 2,328,504

Interest 66,646

Investment Income $ 2,395,150

Expenses:

Investment advisory fee(Note 5) 483,184

Professional fees 68,114

Custodian fees 22,879

Accounting and Shareholding

Services 80,046

Printing 7,749

Postage and shipping 2,509

Directors fees 22,156

Blue Sky fees 16,461

Insurance 48,157

Office expense & miscellaneous 2,502

753,757

Less:Investment advisory

fee waived 60,000 693,757

Net investment income before

income taxes 1,701,393

Operating Profit(Notes 2, 5 & 7)

Gross Profit 35,464

Less: Operating expenses 31,071

Net operating profit before

income taxes 4,393

Net Investment and Operating

Income before Income Taxes 1,705,786

Less provision for income taxes

(Notes 2 and 7) 166,699

Net investment and operating income 1,539,087

Realized and Unrealized Gain (Loss)

on Investments (Notes 2 and 7)

Realized loss from investment

transactions during the period (308,205)

Increase in unrealized

appreciation of investments

during current period 13,130,685

Net realized and unrealized

loss 12,822,480

Net Decrease in Net Assets $ 14,361,567

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT CHANGES IN NET ASSETS

Year Ended Year Ended

2/29/04 2/28/03

Increase (Decrease)in Net Assets

from Operations

Net investment and operating

income $ 1,539,087 $ 1,659,514

Net realized gain/loss on

investment transactions (308,205) (1,621,607)

Net change in unrealized

appreciation on investments 13,130,685 (12,801,446)

Increase (decrease)in net assets

resulting from operations 14,361,567 (12,763,539)

NET EQUALIZATION (DEBITS)

CREDITS (Note 1) (984,203) (2,445,933)

CAPITAL SHARE TRANSACTIONS

(Note 3)

Increase/(decrease) in net

assets resulting from capital

share transactions (1,548,225) (3,753,192)

Total increase (decrease)

in net assets 11,829,139 (18,962,664)

NET ASSETS

Beginning of Period 57,643,837 76,606,501

End of Period (including

undistributed net investment

and operating income of

$27,799,949 and $27,245,065

respectively $ 69,472,976 $ 57,643,837

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The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

STATEMENT OF CASH FLOWS

For the year ending February 29, 2004

Increase (Decrease) in Cash

Cash flows from operating activities

Dividends and interest received $ 2,407,188

Proceeds from disposition of long-term

portfolio investments 638,933

Receipts from customers 237,762

Payments of taxes, net (96,500)

Expenses paid (688,200)

Purchase of long-term portfolio investments (2,199,444)

Payments to suppliers (113,746)

Net cash provided by operating activities 185,993

============

Cash flows provided by financing activities

Fund shares sold 1,496,347

Fund shares repurchased (4,033,417)

Net cash used by financing activities (2,537,070)

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Net decrease in cash (2,351,077)

Cash at beginning of year 8,567,324

Cash as of February 29, 2004 $ 6,216,247

============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES

Net increase in net assets

resulting from operations $ 14,361,567

Increase in investments (14,382,991)

Decrease in dividends and interest receivable 12,038

Decrease in receivables from customers 14,821

Decrease in inventory 99,866

Increase in subscriptions receivable 853

Increase in income taxes payable 16,281

Decrease in trade payables 8,191

Increase in deferred income taxes payable 53,918

Decrease in other assets 149

Increase in accrued expenses 1,300

Total adjustments (14,175,574)

Net cash provided by operating activities $ 185,993

=============

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuations

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period; securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices.

Sales of Securities

In determining the net realized gain or loss from sales of securities,

the cost of securities sold is determined on the basis of identifying the specific certificates delivered.

Equalization

The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of capital shares, equivalent on a per-share basis to the amount of distributed net investment and operating income on the date of the transaction, is credited or charged to undistributed net investment and operating income.

Distributions

It is the Fund's policy to manage its assets so as to avoid the necessity of making annual taxable distributions. Net investment and operating income and net realized gains are not distributed, but rather are accumulated within the Fund and added to the value of the Fund shares.

Inventory

Inventory is valued at the lower of cost (determined by the first in/

first out method) or market.

Income Taxes

The Fund files its tax returns as a regular corporation and accordingly the financial statements include provisions for current and deferred income taxes.

The accompanying notes are an integral part of the financial statements.

COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Other

Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date.

Interest income is recorded as earned.

2. Federal and State Income Taxes

The income tax provision included in the financial statements is as follows:

Regular tax liability.................. $ 112,781

Deferred tax liability................. 53,918

$ 166,699

=========

The Fund provides deferred taxes for unrealized appreciation on its investment portfolio to the extent that management anticipates that a liability may exist. The amount of deferred taxes currently available to the Fund is $824,472. The difference between the effective rate on investment and operating income and the expected statutory rate is due substantially to the use by the Fund of the dividends received deduction.

In tax years beginning after 1997, a small corporation is no longer subject to the alternative minimum tax. The Fund qualifies as a small corporation as set forth in Internal Revenue Code, Section 55(e). The cumulative alternative minimum tax carryover from prior years may be used to offset a portion of the regular tax liability. In the current period, the regular federal tax liability was reduced by $92,493 due to alternative minimum tax carryovers.

The Fund has $2,348,310 in accumulated capital loss carry forwards which expires as follows: $418,498 on February 28, 2007 and $1,621,607 on February 28, 2008; and $308,205 on February 28, 2009.

The Fund is qualified and currently conducts business in the State of Florida. The Fund is subject to Florida corporate taxes but is not subject to alternative minimum tax in any year which the Fund does not pay a federal alternative minimum tax.

In accordance with FASB-109, Accounting for Income Taxes (applicable for fiscal years commencing after December 31, 1992), the Copley Fund, Inc. has adopted the liability method of accounting for current and deferred tax assets and liabilities.

3. Capital Stock

At February 29, 2004 there were 5,000,000 shares of $1.00 par value capital stock authorized. Transactions in capital shares were as follows:

Year Ended Year Ended

2/29/04 2/28/03

Shares Amount Shares Amount

Shares sold 42,038 $ 1,496,347 19,183 $ 673,444

Shares repurchased (112,226) (4,033,417) (213,341) (6,873,083)

--------- ------------ --------- -------------

Net Change (70,188) $ (2,537,070) (194,158) (6,199,639)

========= ============ ========= =============

The accompanying notes are an integral part of the financial statements.


COPLEY FUND, INC.

NOTES TO FINANCIAL STATEMENTS

4. Purchases and Sales of Securities

Purchases and sales of securities, other than United States govern-

ment obligations and short-term notes, aggregated $2,199,444 and $638,933, respectively.

5. Investment Advisory Fee and Other Transactions with Related Parties

Copley Financial Services Corporation (CFSC), a Massachusetts

corporation, serves as investment advisor to the Fund. Irving Levine,

Chairman of the Board of the Fund, is the owner of all of the outstanding common stock of CFSC and serves as its President, Treasurer and a member of its Board of Directors.

Under the Investment Advisory Contract, CFSC is entitled to an annual fee, payable monthly at the rate of 1.00% of the first $25 million of the average daily net assets; .75% of the next $15 million; and .50% on average daily net assets over $40 million.

Since September 1, 1978, in order to encourage the growth of the net asset value of the Fund by keeping expenses to a minimum, CFSC has waived a portion of the investment advisory fee on the first $15 million of average net assets. CFSC has made no commitment to continue this policy.

For the year ended February 29, 2004, the fee for investment advisory service totaled $483,184, less fees of $60,000 voluntarily waived. Also, during the period unaffiliated directors received $22,156 in directors' fees.

The Fund's operating division, which imports merchandise for resale,

places substantially all of its merchandise on consignment with a company controlled by Irving Levine. The Fund invoices the consignee when the merchandise is ultimately sold. Sales of merchandise to the affiliate amounted to $137,613 during the period.

6. Notes Payable

A $3,000,000 line of credit has been secured for the operating division from Fleet National Bank. The assets of the Fund are pledged as security for this line of credit. The amount currently outstanding on this line is zero.

7. Commitments and Contingencies

Since the Fund accumulates its net investment income rather than distributing it, the Fund may be subject to the imposition of the federal accumulated earnings tax. The accumulated earnings tax is imposed on a corporation's accumulated taxable income at a rate of 15% for years commencing after December 31, 2002.

Accumulated taxable income is defined as adjusted taxable income minus the sum of the dividends paid deduction and the accumulated earnings credit. The dividends paid deduction and accumulated earnings credit are available only if the Fund is not held to be a mere holding or investment company.

The Internal Revenue Service has upheld management's position that the Fund is not a mere holding or investment company since the Fund is conducting an operating business. Provided the Fund manages accumulated and annual earnings and profits, in excess of $250,000, in such a manner that the funds are deemed to be obligated or consumed by capital losses, redemptions and expansion of the operating division, the Fund will not be held liable for the accumulated earnings tax by the Internal Revenue Service.

The accompanying notes are an integral part of the financial statements.

STOCK PERFORMANCE GRAPH

The following graph compares the cumulative total stockholder return on the Fund's Common Stock (consisting solely of stock price performance) for the last ten years with the cumulative total return (including the reinvestment of all dividends) of (i) Standard & Poor's 500 Stock Index and (ii) the Wilshire 5000 Total Market Index. There can be no assurance that the performance of the Fund will continue into the future with the same or similar trends depicted in the graph below. The graph does not reflect the deduction for taxes that a shareholder may pay on the redemption of shares.

Ten Year Cumulative Return

1994 1995 1996 1997 1998 1999 2000 2001 2002 2003

Copley Fund, Inc. 10,250 12,084 12,997 15,848 16,697 15,625 19,698 18,572 15,450 19,360

S&P 500 Index 11,108 14,897 18,152 24,254 30,607 34,277 30,815 27,549 21,461 27,123

Wilshire 5000 9,850 13,141 15,623 20,185 22,826 29,977 32,268 28,671 32,340 28,864

Assumes $10,000 invested on January 1, 1993 in each of (i) the Fund's Stock;

(ii) the S&P 500 Composite Stock Index and (iii) the Wilshire 5000 Total

Market Index.

The above comparisons do not reflect net amounts after taxes to shareholders.

Copley Fund, Inc. files its tax returns as a regular corporation and accordingly its financial statements include provisions for current and deferred income taxes.

COPLEY FUND, INC.

FINANCIAL HIGHLIGHTS

The following table presents information about the Fund's financial history. It is based upon a single share outstanding throughout each fiscal year (which ends on the last day of February).

Year Ended

February February February February February February

29, 2004 28, 2003 28, 2002 28, 2001 29, 2000 28, 1999

Net asset value,

Beginning of year $31.33 $ 37.66 $ 39.94 $ 31.68 $ 34.22 $ 32.48

Income (loss) for

Investment operations:

Net investment income(loss) 0.85 0.95 0.67 0.97 1.06 1.01

Net gains(losses) on securities

(both realized and unrealized) 7.08 (7.28) (2.95) 7.29 (3.60) 0.73

Total investment operations 7.93 (6.33) (2.28) 8.26 (2.54) 1.74

Net asset value, end of year $39.26 $ 31.33 $ 37.66 $ 39.94 $ 31.68 $34.22

Total Return (a) 25.31% -16.81% -5.71% 26.07% -7.42% 5.36%

Net Assets, last day of

February (in thousands) 69,473 57,644 76,607 83,573 71,723 87,092

Ratio of expenses to average

Net assets (b)(c) 1.01% 1.07% 0.98% 1.04% 1.06% 0.97%

Ratio of net income(loss) to

Average net assets (c) 2.42% 2.47% 1.70% 2.66% 3.01% 2.98%

Portfolio Turnover 0.92% 8.65% 3.33% 26.26% 6.77% 2.49%

Number of shares outstanding

at end of period (in

thousands) 1,770 1,840 2,034 2,092 2,264 2,545

  Total return for periods less than one year are not annualized.
  Ratio of expenses presented exclude income taxes.
  Annualized for periods less than one year.

The accompanying notes are an integral part of the financial statements.

13

ABOUT THE FUND'S DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors that meet to review investments, performance, expenses and other business matters, and is responsible for protecting the interests of shareholders. The majority of the Fund's directors are independent of Copley Financial Services Corp.; the only "inside" director is an officer and director of Copley Financial Services Corp. The Board of Directors elects the Fund's officers, who are listed in the final table. The business address of each director and officer is 245 Sunrise Ave., Palm Beach, FL 33480.

INDEPENDENT DIRECTORS

Name

(Date of Birth) Principal Occupations(s) During Past 5

Year Elected and Other Directorships of Public Companies____

Albert Resnick, M.D. Physician Since 1948

(March 23, 1922)

1978

Kenneth Joblon President, Brittany Dyeing & Printing Corp.

(February 28, 1946) New Bedford, MA

1996

Burton S. Stern Private Investor

(March 24, 1926)

1978

INSIDE DIRECTORS

Name

(Date of Birth)

Year Elected

(Number of Copley Principal Occupations(s) During Past 5

Portfolios Overseen) and Other Directorships of Public Companies____

Irving Levine President, Treasurer and a Director of Copley

(September 25, 1921) Financial Services Corp. since 1978; a Director

1978 of Franklin Capital Corp. (an operating

[1] investment company) since March, 1990; Chairman

of the Board and Treasurer of Stuffco International, Inc., a ladies handbag processor and retail chain operator, since February 1978;

Director of US Energy Systems, Inc. since 2000.

OFFICERS

Name

(Date of Birth) Principal Occupations(s) During Past 5

Title and Other Directorships of Public Companies____

Irvine Levine See Above

(September 25, 1921)

Chairman of the Board of

Directors and President

Eileen Joinson Clerk-Treasurer of the Fund since 1980; Clerk

(March 14, 1948) and Office Manager of Stuffco International,

Clerk Inc., a ladies handbag processor, since 1978.


COPLEY FUND, INC. Annual Report

A No-Load Fund February 28, 2003

Investment Adviser

Copley Financial Services Corp.

P.O. Box 3287

Fall River, Massachusetts 02722

Custodian

Fleet Investment Services

111 Westminster Street

Providence, Rhode Island 02903

Transfer Agent

Gemini Fund Services

4020 South 147th Street

Suite 2

Omaha, Nebraska 68137

Tel. (402)493-4603

(800)635-3427, ext. 7204

FAX: (402)963-9094

General Counsel

Roberts & Henry

504 Talbot Street

St. Michaels, MD 21663

Auditors

Roy G. Hale, C.P.A.

624 Clarks Run Road

La Plata, MD 20646

Item 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (508)674-8459.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's board of Directors has determined that it is not necessary for the Fund to have either an audit committee or an audit committee financial expert. This determination was made in light of the Fund's small size and limited complexity of audit issues.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The registrant paid the following amounts to Roy G. Hale, CPA, the registrant's principal accountant, for the audit of the registrant's annual financial statement and services in connection therewith for the last two calendar years:

2003 2004

$16,500 $18,250

(b) Not applicable.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2003 2004

None None

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. Schedule of Investments

This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 hereof is filed as Exhibit A hereto.

(b) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2) are filed herewith.

(c) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Copley Fund, Inc.

By: /s/ Irving Levine

___________________________

Name: Irving Levine

Title: President (Principal

Executive Officer)

Date: April 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Irving Levine

___________________________

Name: Irving Levine

Title: President (Principal

Executive Officer &

Principal Financial

and Accounting Officer)

Date: April 20, 2004